CONTRACTUAL COMMITMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 478	$ 539
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	53	55
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	116	136
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 309	$ 348